Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Effective income tax rate	21.00%	21.00%
Effective income tax rate on preferred income	7.50%
Valuation allowance for deferred tax assets	$ 2,344	$ 2,098	$ 1,454
Income tax examination, penalties and interest accrued	0	0
Operating losses carryforwards	$ 10,235	$ 7,668
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	23.00%	23.00%